Cover	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Form 8-K is being furnished for the purpose of correcting certain disclosures contained in Items 1.01 and 3.02 to the Registrant’s Form 8-K filed on October 31, 2023. This Form 8-K/A supersedes the original report in its entirety.
Document Period End Date	Sep. 28, 2023
Entity File Number	033-17773-NY
Entity Registrant Name	RocketFuel Blockchain, Inc.
Entity Central Index Key	0000823546
Entity Tax Identification Number	90-1188745
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 Spear Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(424)
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false